Retirement Plan - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Description		The Company sponsors an employee savings plan that qualifies as a deferred salary arrangement under Section 401(k) of the IRC. Participating employees may defer up to the Internal Revenue Service annual contribution limit. The Company has elected to match 50% of an employee’s contributions up to 6% of the employees’ eligible salary beginning January 1, 2019. The Company made contributions of $0.3 million for the year ended December 31, 2019.
Percentage of company's matching contribution to employee contributions under retirement plan	50.00%
Defined benefit plan, contributions by employer		$ 0.3
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent of employees' eligible salary	6.00%